Earnings Per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Earnings per Share Calculations and Reconciliation of Basic to Diluted

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (dollars in thousands, except per share data):

	For the three months ended June 30,		For the six months ended June 30,
	2012	2011	2012	2011
Net income available to common stockholders	$3,948	$4,347	$8,896	$9,317

Weighted average shares outstanding-basic	38,512,169	40,599,400	38,579,475	40,848,467
Effect of non-vested restricted stock and stock options outstanding	451,952	381,291	473,643	411,566

Weighted average shares outstanding-diluted	38,964,121	40,980,691	39,053,118	41,260,033

Earnings per share-basic	$0.10	$0.11	$0.23	$0.23
Earnings per share-diluted	$0.10	$0.11	$0.23	$0.23

The following is a summary of the Company’s earnings per share calculations and reconciliation of basic to diluted earnings per share for the periods indicated (in thousands, except share data):

	December 31,
	2011	2010	2009
Net income available to common stockholders	$16,823	$13,793	$12,074
Weighted average shares outstanding-basic	40,068,991	41,387,106	42,405,774
Effect of non-vested restricted stock and stock options outstanding	446,254	281,900	126,794

Weighted average shares outstanding-diluted	40,515,245	41,669,006	42,532,568
Earnings per share-basic	$0.42	$0.33	$0.28
Earnings per share-diluted	$0.42	$0.33	$0.28